Events After the Reporting Period	6 Months Ended
Jun. 30, 2025
Events After the Reporting Period [Abstract]
Events after the Reporting Period
8.	Events after the Reporting Period

On July 23, 2025, the Company entered into a loan agreement with a private investor (the “Private Lender”), pursuant to which the Private Lender agreed to loan to ATAG the amount of CHF 200,000 ($252.360), which loan bears interest at the rate of 5% per annum and is to mature as of October 23, 2025. On August 20, 2025, the Company entered into a second loan agreement with another, unrelated private investor (together the “Private Lenders”), pursuant to which such investor agreed to loan to ATAG the amount of CHF 150,000 ($186,570), which loan bears interest at the rate of 5% per annum and is to mature as of November 24, 2025.